Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments

		Fair Value		Notional Amount
		December 31		December 31
	Balance sheet location	2025	2024	2025	2024
		U.S. $ in thousands
Assets derivatives - Foreign exchange contracts, not designated as hedging instruments	Other current assets	$15	$71	$5,680	$29,244
Assets derivatives - Foreign exchange contracts, designated as cash flow hedge	Other current assets	454	4,005	55,880	89,414
Liability derivatives - Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(175)	(21)	99,514	82,818
Liability derivatives - Foreign exchange contracts, designated as cash flow hedge	Accrued expenses and other current liabilities	(235)	(3)	29,587	5,687
		$59	$4,052	$190,661	$207,163

Schedule of cash flow hedging instruments location in income statement

	Revenues		Cost of sales		Research and development, net		Selling, general and administrative		Financial income, net		Other comprehensive income (loss), net of tax
	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
	U.S. $ in thousands
Line items in which effects of hedges are recorded	$551,102	$572,458	$323,816	$315,642	$77,304	$99,142	$222,471	$243,335	$10,386	$1,676	$1,834	$(952)
Foreign exchange contracts designated as hedging instrument	(7)	(1,292)	(972)	(111)	(1,255)	(378)	(2,987)	(758)	—	—	(310)	5,656
Foreign exchange contracts not designated as hedging instrument		$—	$—	$—	$—	$—	$—	$—	$(2,846)	$4,363	$—	$—